Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Total benefit costs (CHF million)
Service costs on benefit obligation	11	14
Interest costs on benefit obligation	71	65
Expected return on plan assets	(88)	(81)
Amortization of recognized actuarial losses/(gains)	31	44
Total benefit costs	25	42
PBO (CHF million)
Service costs	11	14
Interest costs	71	65
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	137
Other post-retirement defined benefit plans - International
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	24